LEASES (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Long-Lived Assets Held-for-Sale [Line Items]
Total Right-of-use assets, net	$ 690,932	$ 958,477
Operating lease liabilities - current	196,996	211,600
Operating lease liabilities - non-current	493,936	746,877
Total	690,932	958,477
Vehicle Leases [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Total Right-of-use assets, net	5,131	19,419
Premise Lease [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Total Right-of-use assets, net	667,775	914,233
Equipment Lease [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Total Right-of-use assets, net	$ 18,026	$ 24,825